Equity (10Q) (Details 3) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	106,495
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 4 months 20 days
Outstanding Options, Weighted Average Exercise Price	$ 0.0224		$ 0.0273
Exercise Price Range, Number of Exercisable Options	69,757
Exercisable Options, Weighted Average Exercise Price	$ 0.04
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	0.01	$ 0
Exercise Price Range, Upper Range Limit	$ 0.02	$ 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	3,000	72,012
Outstanding Options, Weighted Average Remaining Contractual Term	6 years 2 months 23 days	4 years 2 months 5 days
Outstanding Options, Weighted Average Exercise Price	$ 0.02	$ 0.04
Exercise Price Range, Number of Exercisable Options	584	57,058
Exercisable Options, Weighted Average Exercise Price	$ 0.02	$ 0.05
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	0.02
Exercise Price Range, Upper Range Limit	$ 0.03
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	53,170
Outstanding Options, Weighted Average Remaining Contractual Term	5 years 2 months 16 days
Outstanding Options, Weighted Average Exercise Price	$ 0.02
Exercise Price Range, Number of Exercisable Options	23,107
Exercisable Options, Weighted Average Exercise Price	$ 0.02
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	0.03
Exercise Price Range, Upper Range Limit	$ 0.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	31,416
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 22 days
Outstanding Options, Weighted Average Exercise Price	$ 0.05
Exercise Price Range, Number of Exercisable Options	27,157
Exercisable Options, Weighted Average Exercise Price	$ 0.05
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	0.06
Exercise Price Range, Upper Range Limit	$ 0.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	18,909
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 3 months 25 days
Outstanding Options, Weighted Average Exercise Price	$ 0.07
Exercise Price Range, Number of Exercisable Options	18,909
Exercisable Options, Weighted Average Exercise Price	$ 0.07